Commitments - Summary of Aggregate Minimum Lease Payments under Operating Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments explanatory [line items]
Minimum lease payments payable under non cancellable operating lease	R$ 44,414	R$ 48,761	R$ 32,907
Less than 12 months [member]
Disclosure of commitments explanatory [line items]
Minimum lease payments payable under non cancellable operating lease	18,893	14,302	7,370
1-5 years [member]
Disclosure of commitments explanatory [line items]
Minimum lease payments payable under non cancellable operating lease	R$ 25,521	R$ 34,459	R$ 25,537